Intangible assets - Schedule of Intangible Assets and Related Accumulated Amortization (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	¥ 232,138		¥ 65,052
Accumulated amortization	(20,804)		(5,023)
Impairment Amount	(17,379)
Net Carrying Amount	193,955	$ 30,436	60,029
License
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	93,952		43,626
Accumulated amortization	(9,411)		(4,207)
Net Carrying Amount	84,541		39,419
Customer relationship
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	18,000		18,000
Accumulated amortization	(2,692)		(452)
Impairment Amount	(15,308)
Net Carrying Amount			17,548
Supplier relationship
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	17,000
Accumulated amortization	(2,500)
Net Carrying Amount	14,500
Developed technology
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	72,500		2,500
Accumulated amortization	(3,575)		(63)
Impairment Amount	(2,071)
Net Carrying Amount	66,854		2,437
In-process research and development
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	27,000
Accumulated amortization	(1,191)
Net Carrying Amount	25,809
Software
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	2,760		126
Accumulated amortization	(1,073)		(28)
Net Carrying Amount	1,687		98
Trade names
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	716		607
Accumulated amortization	(266)		(198)
Net Carrying Amount	450		409
Others
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	210		193
Accumulated amortization	(96)		(75)
Net Carrying Amount	¥ 114		¥ 118